As filed with the Securities and Exchange Commission on June 12, 2018

1933 Act File No. 033-11387

1940 Act File No. 811-04984

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ____	☐

Post-Effective Amendment No. 316	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 317	☒

(Check appropriate box or boxes.)

AMERICAN BEACON FUNDS

(Exact Name of Registrant as Specified in Charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (817) 391-6100

Gene L. Needles, Jr., President 220 East Las Colinas Boulevard Suite 1200 Irving, Texas 75039 (Name and Address of Agent for Service)	With copies to: Kathy K. Ingber, Esq. K&L Gates LLP 1601 K Street, NW Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s Prospectus for the, A Class, C Class, Y Class, Institutional Class and Investor Class of the American Beacon Acadian Emerging Markets Managed Volatility Fund, American Beacon Crescent Short Duration High Income Fund,  American Beacon Global Evolution Frontier Markets Income Fund, American Beacon SGA Global Growth Fund, the A Class, C Class, Y Class, Institutional Class, Investor Class and Ultra Class of the American Beacon GLG Total Return Fund, and American Beacon Grosvenor Long/Short Fund, and the Y Class, Institutional Class, Investor Class and Ultra Class of the American Beacon Numeric Integrated Alpha Fund, each of which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 315 to the Registrant’s registration statement on May 30, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 316 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Irving and the State of Texas, on June  12, 2018.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 293 Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gene L. Needles, Jr.	President (Principal Executive Officer)	June 12, 2018
Gene L. Needles, Jr.

/s/ Melinda G. Heika	Treasurer (Principal Financial Officer and Principal Accounting Officer)	June 12, 2018
Melinda G. Heika

Gilbert G. Alvarado*	Trustee	June 12, 2018
Gilbert G. Alvarado

Joseph B. Armes*	Trustee	June 12, 2018
Joseph B. Armes

Gerard J. Arpey*	Trustee	June 12, 2018
Gerard J. Arpey

Brenda A. Cline*	Trustee	June 12, 2018
Brenda A. Cline

Eugene J. Duffy*	Trustee	June 12, 2018
Eugene J. Duffy

Claudia A. Holz*	Trustee	June 12, 2018
Claudia A. Holz

Douglas A. Lindgren*	Trustee	June 12, 2018
Douglas A. Lindgren

Alan D. Feld*	Trustee	June 12, 2018
Alan D. Feld

Richard A. Massman*	Chairman and Trustee	June 12, 2018
Richard A. Massman

Barbara J. McKenna*	Trustee	June 12, 2018
Barbara J. McKenna

R. Gerald Turner*	Trustee	June 12, 2018
R. Gerald Turner

*By	/s/ Rosemary K. Behan
Rosemary K. Behan, Attorney-in-Fact

EXHIBIT INDEX

Type	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document